Use of Judgments and Estimates (Policies)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Fair Value Measurements
1.8 Fair Value Measurements
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:
Level 1 — Quoted prices for identical instruments in active markets.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 — Significant inputs to the valuation model are unobservable.
We maintain policies and procedures to value instruments using the best and most relevant data available. In addition, the Company performs reviews to assess the reasonableness of the valuations. This detailed review may include the use of a third-party valuation firm. Additional information on the assumptions adopted in the measurement of fair values is included in Note 18—Financial instruments.

Boa Vista Servicos S A [member]
Disclosure of changes in accounting estimates [line items]
Judgments
a)	Judgments
The judgments which significantly impact the amounts recognized in the consolidated financial statements relate to:
Determining the useful life of property and equipment and intangible assets: the determination of useful lives requires estimates of expected future benefits. - Notes 5.13 and 5.5.

Uncertainties resulting from assumptions and estimates
b)	Uncertainties resulting from assumptions and estimates
The main estimates related to the consolidated financial statements refer to:

•
Credit risk assessment to determine the impairment of accounts receivable: score - the internal rating calculated by the Group that assigns a probability of recovery to the customer and its accounts receivable - Notes 5.3 and 7.

•	Impairment test of property and equipment, intangible assets and goodwill: assumptions involved in determining the recoverable values - Notes 5.6, 11 and 12.

•	Provision for tax, civil and labor risks: assumptions regarding the likelihood and magnitude of the outflows of funds - Notes 5.10 and 22.

•	Recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized - Notes 5.11 and 24.

•	Assets held for sale: key assumptions regarding the determination of fair value less costs to sell of assets held for sale based on significant unobservable data - Notes 5.14 and 30.

Fair Value Measurements
(i)	Fair value measurement
Certain of the Group’s accounting policies and disclosures require the measurement of fair value, for financial and non-financial
assets and liabilities.
When measuring the fair value of an asset or liability, the Group uses observable data as much as possible. Fair values are classified at different levels according to hierarchy based on information (inputs) used in valuation techniques, as follows:
Level
 1:
Prices quoted (not adjusted) in active markets for identical assets and liabilities.
Level
 2:
Inputs, except for quoted prices included in Level 1 which are observable for assets or liabilities, directly (prices) or indirectly (derived from prices).
Level
 3:
Inputs, for assets or liabilities, which are not based on observable market data
(non-observable
inputs).
Additional information on the assumptions adopted in the measurement of fair values is included in Note 28 - Financial income (expenses) and Note 31 – Employee benefits.